Convertible Bonds (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Bonds
Schedule of cumulative effects of changes to the Group's consolidated balance sheet

	Balance as		Balance as of
	of December		January
	31, 2021	Adjustment	1, 2022
	RMB	RMB	RMB
Liabilities
Convertible bonds	11,788,907	2,316,324	14,105,231
Equity
Additional paid-in capital	95,340,819	(3,818,926)	91,521,893
Accumulated other comprehensive loss	(2,519,900)	136,096	(2,383,804)
Accumulated deficits	(17,706,533)	1,366,506	(16,340,027)